FORWARD FUNDS

101 California Street, 16th Floor

San Francisco, California 94111

February 14, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos.: 033-48940 and 811-06722

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(e) supplement filed and dated January 24, 2017 to the Prospectuses dated May 1, 2016, for Investor Class, Institutional Class, Class A, and Class C shares of the Salient Adaptive Balanced Fund and Salient Adaptive Income Fund (Accession Number: 0001193125-17-016787) (the “Funds”). The purpose of this filing is to submit the Funds’ January 24, 2017 497(e) filing in XBRL.

If you have any questions regarding this filing, please contact me at the Registrant’s service provider, ALPS Fund Services, Inc., via telephone at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Megan Hadley Koehler
Megan Hadley Koehler, Esq.

Enclosures

cc:	Paul Bachtold, Chief Compliance Officer, Salient MF Trust

George Zornada, Esq., Partner, K&L Gates LLP

Richard F. Kerr, Esq., Partner, K&L Gates LLP